CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest expense to related party	$ 22	¥ 151	¥ 193	¥ 31,716
Services and other revenues
Revenues, net of business tax, value-added tax and related surcharges, financing lease income from related party	$ 730	¥ 5,081	¥ 9,141	¥ 10,695